Non-current other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other non-current receivables
Prepayments	$ 391	$ 395	$ 392
Accrued income	61	56	10
Other receivables	443	269	338
Non current other receivables	895	720	740
Circassia Pharmaceuticals PLC
Disclosure of other non-current receivables
Non current other receivables	0	0	118
FibroGen, Inc.
Disclosure of other non-current receivables
Non current other receivables	44	56	53
Moderna Therapeutics
Disclosure of other non-current receivables
Prepayments	$ 92	$ 121	$ 125